Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between the executive “compensation actually paid” to our principal executive officer (“PEO”) and our other named executive officer (“NEO”) and our financial performance foreach of the last three completed fiscal years. In determining the “compensation actually paid” (“CAP”) to our NEO, we are required to make various adjustments to amounts that have in prior years been reported in the Summary Compensation Table (“SCT”), as the SEC valuation methods for this disclosure differ from those required in the SCT. The values do not necessarily represent the actual compensation received by the NEO nor how the Compensation Committee evaluates and determines executive compensation levels. For our NEO other than our PEO, compensation is reported as an average.

Year (a)	Summary Compensation Table Total for PEO (b)(1)	Compensation Actually Paid to PEO (c)(1)(2)(3)	Average Summary Compensation Table Total for Non- PEO Named Executive Officers (d)(1)	Average Compensation Actually Paid to Non- PEO Named Executive Officers (e)(1)(2)(4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (f)	Net Income (Loss) (in millions) (g)(5)
2025	$951,343	$924,138	$254,362	$254,362	$101.57	$(0.4)
2024	$751,875	$750,550	$294,788	$294,788	$10.97	$(15.5)
2023	$2,079,880	$1,242,368	$—	$—	$31.47	$(21.4)

(1)
The PEO for 2025 and 2024 included in the table is Spyros Papapetropoulos, M.D., PhD. The PEO for 2023 included in the table was Errol de Souza. The dollar amounts reported in this column are the amounts of total compensation reported each person in the “Total” column of the SCT in the applicable fiscal year.

(2)	In accordance with SEC rules, deductions from and additions to, total compensation reported in the SCT by year to calculate Compensation Actually Paid include:

	2025		2024		2023
Adjustments	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO
SCT Amounts	$951,343	$254,362	$751,875	$294,788	$2,079,880	$—
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	$(123,660)	$—	$—	$—	$(1,109,018)	$—
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$73,807	$—	$—	$—	$258,861	$—
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(3,443)	$—	$(828)	$—	$(18,775)	$—
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$28,387	$—	$—	$—	$37,567	$—
(Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(2,296)	$—	$(497)	$—	$(6,146)	$—
CAP Amounts (as calculated)	$924,138	$254,362	$750,550	$294,788	$1,242,368	$—

(3)	The following summarizes the valuation assumptions used for stock option awards included as part of CAP:
•	Expected life of each stock option is based on the “simplified method” using an average of the remaining vest and remaining term, as of the vest/fiscal year end (“FYE”) date.
•	Strike price is based on each grant date closing price and asset price is based on each vest/FYE closing price.
•	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the vest/FYE date.
•	Historical volatility is based on daily price history for each expected life (years) prior to each vest/FYE date. Closing prices provided by S&P Capital IQ are adjusted splits.
•	Represents annual dividend yield on each vest/FYE date.
(4)	Non-PEO named executive officer averages reflect the following executives by year:
•	2025 and 2024: Tim Cunningham
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO.
(5)	The dollar amounts reported represent the amount of net loss reflected in our audited financial statements for the applicable year.

Named Executive Officers, Footnote
(1)
The PEO for 2025 and 2024 included in the table is Spyros Papapetropoulos, M.D., PhD. The PEO for 2023 included in the table was Errol de Souza. The dollar amounts reported in this column are the amounts of total compensation reported each person in the “Total” column of the SCT in the applicable fiscal year.

(4)	Non-PEO named executive officer averages reflect the following executives by year:
•	2025 and 2024: Tim Cunningham
The dollar amounts reported in this column represent the average of the amounts reported for the non-PEO.

PEO Total Compensation Amount	$ 951,343	$ 751,875	$ 2,079,880
PEO Actually Paid Compensation Amount	$ 924,138	750,550	1,242,368
Adjustment To PEO Compensation, Footnote
(2)	In accordance with SEC rules, deductions from and additions to, total compensation reported in the SCT by year to calculate Compensation Actually Paid include:

	2025		2024		2023
Adjustments	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO
SCT Amounts	$951,343	$254,362	$751,875	$294,788	$2,079,880	$—
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	$(123,660)	$—	$—	$—	$(1,109,018)	$—
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$73,807	$—	$—	$—	$258,861	$—
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(3,443)	$—	$(828)	$—	$(18,775)	$—
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$28,387	$—	$—	$—	$37,567	$—
(Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(2,296)	$—	$(497)	$—	$(6,146)	$—
CAP Amounts (as calculated)	$924,138	$254,362	$750,550	$294,788	$1,242,368	$—

Non-PEO NEO Average Total Compensation Amount	$ 254,362	294,788	0
Non-PEO NEO Average Compensation Actually Paid Amount	$ 254,362	294,788	0
Adjustment to Non-PEO NEO Compensation Footnote
(2)	In accordance with SEC rules, deductions from and additions to, total compensation reported in the SCT by year to calculate Compensation Actually Paid include:

	2025		2024		2023
Adjustments	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO
SCT Amounts	$951,343	$254,362	$751,875	$294,788	$2,079,880	$—
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	$(123,660)	$—	$—	$—	$(1,109,018)	$—
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$73,807	$—	$—	$—	$258,861	$—
(Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(3,443)	$—	$(828)	$—	$(18,775)	$—
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$28,387	$—	$—	$—	$37,567	$—
(Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(2,296)	$—	$(497)	$—	$(6,146)	$—
CAP Amounts (as calculated)	$924,138	$254,362	$750,550	$294,788	$1,242,368	$—

Total Shareholder Return Amount	$ 101.57	10.97	31.47
Net Income (Loss)	$ (400,000)	$ (15,500,000)	$ (21,400,000)
PEO Name	Spyros Papapetropoulos, M.D., PhD	Spyros Papapetropoulos, M.D., PhD	Errol de Souza
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (123,660)	$ 0	$ (1,109,018)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,807	0	258,861
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,443)	(828)	(18,775)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,387	0	37,567
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,296)	(497)	(6,146)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0